Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Deferred income taxes		$ 288	$ (404)	$ (513)
Future taxable income to realize deferred income tax assets	$ 1,800	1,800
Unrecognized deferred income tax asset on unrealized foreign exchange loss recorded in AOCI	217	217	196
Gross unrecognized tax benefits	46	46	52	64	$ 92
Net unrecognized tax benefits at end of year	32	32	38	47
Unrecognized tax benefits that would impact effective tax rate	18	18
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	13	13
Deferred tax expense		1			$ 25
Tax recovery			12	2
Accrued interest and penalties	14	$ 14	13
Deferred tax recovery			$ 13	$ 8
Non-US [Member]
Income Tax Examination [Line Items]
Amortization period		10 years
Deferred income taxes	682
Deferred income tax recovery	767	$ 767
Income tax expense related to the foregone tax deduction		85
Deferred income tax assets	682	682
Unamortized tax deductible goodwill	5,800	5,800
Future taxable income to realize deferred income tax assets	$ 5,800	5,800
Tax Years Prior To 2023 [Member] | Non-US [Member]
Income Tax Examination [Line Items]
Income tax expense related to the foregone tax deduction		54
Tax Year 2023 [Member] | Non-US [Member]
Income Tax Examination [Line Items]
Income tax expense related to the foregone tax deduction		$ 31